Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001848309
Entity Registrant Name	SIGMA LITHIUM CORPORATION
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Entity File Number	001-40786
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Av. Nove de Julho, nº 4.939, cj. 93 (Parte)
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
City Area Code	55
Local Phone Number	11-2985-0089
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SGML
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	111,267,279
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Description	This Form 40-F/A is being filed to amend the Annual Report on Form 40-F for the year ended December 31, 2024, originally filed with the Securities and Exchange Commission (the “Commission”) on March 31, 2025 (the “Original 2024 40-F”). The purpose of this Form 40-F/A is to include the Incentive Compensation Clawback Policy as an exhibit to this Form, as previously filed on May 1, 2024, as an Exhibit 97 to the Company’s Annual Report on Form 40-F (No. 1-40786). Except as described above, the Original 2024 40-F and any other exhibits thereto remain unchanged. This Amendment No. 1 speaks as of the filing date of the Original 2024 40-F and does not reflect events occurring after the original filing date or modify or update those disclosures that may be affected by subsequent events.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005